Derviative Financial Liability (Details) - Schedule of warrants - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Warrants [Abstract]
Fair value of Warrants at the beginning of the year	$ 12,938	$ 13,628
Change in fair value for the year	(2,933)	(690)
Fair value of Warrants at the end of the year	$ 10,005	$ 12,938